                            BB&T MUTUAL FUNDS GROUP

                              CLASS A AND B SHARES

                       Supplement dated September 1, 1998
                      to Prospectus dated February 1, 1998

     Capitalized terms not defined in this Supplement have the same meaning assigned to them in the Prospectus.

     1. The "FEE TABLE" on pages 6 and 7 is deleted in its entirety and replaced as follows:

                                   FEE TABLE

     The following Fee Table and example summarize the various costs and expenses that a Shareholder of Class A and Class B Shares of the Funds will bear, either directly or indirectly.

                                            PRIME MONEY          U.S. TREASURY       SHORT-INTERMEDIATE    INTERMEDIATE BOND
                                            MARKET FUND               FUND                  FUND                  FUND
                                         ------------------    ------------------    ------------------    ------------------
                                         CLASS A    CLASS B    CLASS A    CLASS B         CLASS A          CLASS A    CLASS B
                                         -------    -------    -------    -------         -------          -------    -------
SHAREHOLDER TRANSACTION EXPENSES(1)
Maximum Sales Load Imposed on Purchases
  (as a percentage of offering
  price)...............................      0%         0%         0%         0%            2.00%           4.50%         0%
Maximum Sales Load Imposed on
  Reinvested Dividends (as a percentage
  of offering price)...................      0%         0%         0%         0%               0%              0%         0%
Deferred Sales Load (as a percentage of
  original purchase price or redemption
  proceeds, as applicable).............      0%      5.00%         0%      5.00%               0%              0%      5.00%
Redemption Fees (as a percentage of
  amount redeemed, if applicable)(2)...      0%         0%         0%         0%               0%              0%         0%
Exchange Fee...........................    $ 0       $  0       $  0       $  0             $  0            $  0       $  0
Annual Fund Operating Expenses (as a
  percentage of net assets)
Management Fees (after voluntary fee
  reductions)..........................    .30%(3)    .30%(3)    .40%       .40%             .50%(3)         .50%(3)    .50%(3)
12b-1 Fees (after voluntary fee
  reductions)..........................    .25%(4)   1.00%       .25%(4)   1.00%             .25%(4)         .25%(4)   1.00%
Other Expenses (after voluntary fee
  reductions)..........................    .35%(5)    .35%(5)    .35%       .35%             .36%            .37%       .37%
                                           ---       ----       ----       ----             ----            ----       ----
Total Fund Operating Expenses (after
  voluntary fee reductions)............    .90%(6)   1.65%(6)   1.00%(6)   1.75%            1.11%(6)        1.12%(6)   1.87%(6)
                                           ===       ====       ====       ====             ====            ====       ====

                                  NORTH      SOUTH
                                 CAROLINA   CAROLINA      GROWTH AND                             SMALL COMPANY
                                   FUND       FUND        INCOME FUND        BALANCED FUND        GROWTH FUND
                                 --------   --------   -----------------   -----------------   -----------------
                                 CLASS A    CLASS A    CLASS A   CLASS B   CLASS A   CLASS B   CLASS A   CLASS B
                                 -------    -------    -------   -------   -------   -------   -------   -------
SHAREHOLDER TRANSACTION
  EXPENSES(1)
Maximum Sales Load Imposed on
  Purchases (as a percentage of
  offering price)..............    2.00%      2.00%     4.50%        0%     4.50%        0%     4.50%        0%
Maximum Sales Load Imposed on
  Reinvested Dividends (as a
  percentage of offering
  price).......................       0%         0%        0%        0%        0%        0%        0%        0%
Deferred Sales Load (as a
  percentage of original
  purchase price or redemption
  proceeds, as applicable).....       0%         0%        0%     5.00%        0%     5.00%        0%     5.00%
Redemption Fees (as a
  percentage of amount
  redeemed, if
  applicable)(2)...............       0%         0%        0%        0%        0%        0%        0%        0%
Exchange Fee...................    $  0       $  0      $  0      $  0      $  0      $  0      $  0      $  0

Annual Fund Operating Expenses
  (as a percentage of net
  assets)
Management Fees (after
  voluntary fee reductions)....     .50%(3)    .50%(3)   .50%(3)   .50%(3)   .50%(3)   .50%(3)  1.00%     1.00%
12b-1 Fees (after voluntary fee
  reductions)..................     .15%(4)    .15%(4)   .25%(4)  1.00%      .25%(4)  1.00%      .25%(4)  1.00%
Other Expenses (after voluntary
  fee reductions)..............     .35%(5)    .49%(5)   .34%      .34%      .43%      .43%      .64%      .64%
                                   ----       ----      ----      ----      ----      ----      ----      ----
Total Fund Operating Expenses
  (after voluntary fee
  reductions)..................    1.00%(6)   1.14%(6)  1.09%(6)  1.84%(6)  1.18%(6)  1.93%(6)  1.89%(6)  2.64%
                                   ====       ====      ====      ====      ====      ====      ====      ====


                                   LARGE COMPANY       INTERNATIONAL
                                    GROWTH FUND         EQUITY FUND
                                 -----------------   -----------------
                                 CLASS A   CLASS B   CLASS A   CLASS B
                                 -------   -------   -------   -------
SHAREHOLDER TRANSACTION
  EXPENSES(1)
Maximum Sales Load Imposed on
  Purchases (as a percentage of
  offering price)..............   4.50%        0%     4.50%        0%
Maximum Sales Load Imposed on
  Reinvested Dividends (as a
  percentage of offering
  price).......................      0%        0%        0%        0%
Deferred Sales Load (as a
  percentage of original
  purchase price or redemption
  proceeds, as applicable).....      0%     5.00%        0%     5.00%
Redemption Fees (as a
  percentage of amount
  redeemed, if
  applicable)(2)...............      0%        0%        0%        0%
Exchange Fee...................   $  0      $  0      $  0      $  0

Annual Fund Operating Expenses
  (as a percentage of net
  assets)
Management Fees (after
  voluntary fee reductions)....    .50%(3)   .50%(3)  1.00%     1.00%
12b-1 Fees (after voluntary fee
  reductions)..................    .25%(4)  1.00%      .24%(4)  1.00%
Other Expenses (after voluntary
  fee reductions)..............    .49%(5)   .49%(5)   .79%(5)   .79%(5)
                                  ----      ----      ----      ----
Total Fund Operating Expenses
  (after voluntary fee
  reductions)..................   1.24%(6)  1.99%(6)  2.03%(6)  2.79%(6)
                                  ====      ====      ====      ====

(1) A Participating Organization or Bank (both terms used as defined in this Prospectus) may charge a Customer's (as defined in the Prospectus) account fees for automatic investment, exchanges, and other investment management services provided in connection with investment in Class A Shares or Class B Shares, respectively, of a Fund. (See "HOW TO PURCHASE AND REDEEM SHARES-- Purchases of Class A and Class B Shares" and "HOW TO PURCHASE AND REDEEM SHARES--Exchange Privilege.")

(2) A wire redemption charge (currently $7.00) may be deducted from the amount of a wire redemption payment made at the request of a shareholder. Such fee is currently being waived. (See "HOW TO PURCHASE AND REDEEM
    SHARES--Redemption by Telephone.")

(3) Branch Banking and Trust Company ("BB&T") has agreed with the Group to voluntarily reduce the amount of its investment advisory fee through September 30, 1998. Absent the voluntary reduction of investment advisory fees, Management Fees as a percentage of average daily net assets for Class A and Class B Shares would be .40% for the Prime Money Market Fund, .60% for the Intermediate Bond, Short-Intermediate, and North Carolina and South Carolina Funds and .74% for the Growth and Income, Balanced and Large Company Growth Funds.

(4) BISYS Fund Services has agreed with the Group to voluntarily reduce the amount of its distribution fee for Class A Shares. Absent the voluntary fee reduction of distribution fees, 12b-1 Fees as a percentage of average daily net assets would be .50% for Class A Shares for each Fund. (See "MANAGEMENT OF BB&T MUTUAL FUNDS GROUP--Distributor.")

(5) With respect to the Prime Money Market Fund, the International Equity Fund, the South Carolina Fund, and the Large Company Growth Fund, "Other Expenses" are based on estimated amounts for the current fiscal year. Absent voluntary fee reductions, "Other Expenses" as a percentage of average daily net assets would be .45% for the Class A Shares and Class B Shares of the Prime Money Market Fund, and .40% for the Class A Shares of the North Carolina Fund, and .81% for the Class A Shares of the International Equity Fund.

(6) As indicated in preceding notes, voluntary fee reductions have lowered this amount. Lower total fund operating expenses will result in higher yields. Absent the voluntary reduction of investment advisory, distribution fees and/or other expenses, Total Fund Operating Expenses for Class A Shares, as a percentage of average daily net assets would be 1.35% for the Prime Money Market Fund, 1.25% for the U.S. Treasury Fund, 1.46% for the Short-Intermediate Fund, 1.47% for the Intermediate Bond Fund, 1.50% for the North Carolina Fund, 1.59% for the South Carolina Fund, 1.58% for the Growth and Income Fund, 1.67% for the Balanced Fund, 2.14% for the Small Company Growth Fund, 2.31% for the International Equity Fund, and 1.73% for the Large Company Growth Fund. Absent the voluntary reduction of investment advisory fees and/or other expenses, Total Fund Operating Expenses for Class B Shares, as a percentage of average daily net assets, would be 1.85% for the Prime Money Market Fund, 1.97% for the Intermediate Bond Fund, 2.08% for the Growth and Income Fund, 2.17% for the Balanced Fund, 2.81% for the International Equity Fund, and 2.23% for the Large Company Growth Fund.

     2. The "FEE TABLE -- EXAMPLE" on page 8 for Class B Shares of the Prime Money Market Fund is hereby supplemented as follows:

     Example:

     You would pay the following expenses on a $1,000 investment in Class B Shares of the Funds, assuming (1) deduction of the applicable Contingent Deferred Sales Charge; and (2) 5% annual return.

                                                           1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                           ------    -------    -------    --------
Prime Money Market Fund
  Assuming a complete redemption at end of period........   $67        $82        N/A        N/A
  Assuming no redemption.................................   $17        $52        N/A        N/A

     3. Under "HOW TO PURCHASE AND REDEEM SHARES -- CONTINGENT DEFERRED SALES CHARGE" on page 43, the following sales waivers are added to the last paragraph as follows:

          (iii) provided that the Shareholder withdraws no more than 12% of the account value annually using the Auto Withdrawal Plan Feature;

          (iv) for Investors who purchased Class B Shares of the Prime Money Market Fund or Class B Shares of the U.S. Treasury Fund through the Cash Sweep Program at BB&T Treasury Services Division; and

          (v) for Investors who purchased through a participant directed defined contribution plan.

     4. Under "HOW TO PURCHASE AND REDEEM SHARES" -- AUTO INVEST PLAN on page 44, the third and fourth sentences are deleted in their entirety and replaced as follows:

          The required minimum initial investment when opening an account using the Auto Invest Plan is $25 per Fund; the minimum amount for subsequent automatic investments in a Fund is $25. To participate in the Auto Invest Plan, Shareholders should complete the appropriate section of the Account Registration Form or supplemental sign-up form that can be acquired by calling the Distributor and attach a voided check and (for new Shareholders only) send a check for the initial $25 Fund Share purchase.

     5. Under "HOW TO PURCHASE AND REDEEM SHARES" -- AUTO WITHDRAWAL PLAN on page 48, the first paragraph is deleted in its entirety and replaced as follows:

          BB&T Mutual Funds Group Auto Withdrawal Plan enables Shareholders to make regular redemptions of Class A Shares and Class B Shares of a Fund. With Shareholder authorization, the Group's transfer agent will automatically redeem Class A Shares and Class B Shares at the net asset value of the applicable Fund on the dates of withdrawal and have the amount specified transferred according to the instructions of the Shareholder. In certain cases, Class B Shareholders may redeem using the Auto Withdrawal Plan without paying a contingent deferred sales charge as described in "How To Purchase and Redeem Shares -- Contingent Deferred Sales Charge." Shareholders participating in the Auto Withdrawal Plan must maintain a minimum account balance of $1,000 in the Fund from which Class A Shares or Class B Shares are being redeemed. Purchase of additional Shares concurrent with withdrawals may be disadvantageous to certain Shareholders because of tax liabilities.

     6. Under "OTHER INVESTMENT PRACTICES" on page 29, the third paragraph regarding the Group's securities lending policy is deleted and replaced in its entirety as follows:

          In order to generate additional income, each Fund except the North Carolina Fund and the South Carolina Fund may, from time to time, lend its portfolio securities to broker-dealers, banks or institutional borrowers of securities which BB&T and/or a Fund's respective subadviser has determined are creditworthy under guidelines established by the Group's Board of Trustees. The Group will employ one or more securities lending agents to initiate and effect securities lending transactions for the Group. While the lending of securities may subject a Fund to certain risks, such as delays or the inability to regain the securities in the event the borrower was to default on its lending agreement or enter into bankruptcy, the Fund will lend only on a fully collateralized basis in order to reduce such risk. During the time portfolio securities are on loan, the Fund is entitled to receive any dividends or interest paid on such securities.

     Additionally, cash collateral received will be invested on behalf of the Fund exclusively in money market instruments. While a Fund will not have the right to vote securities on loan, the Funds intend to terminate the loan and regain the right to vote if that is considered important with respect to the investment. Each Fund will restrict its securities lending to 33 1/3% of its total assets.

     7. Under "MANAGEMENT OF BB&T MUTUAL FUNDS GROUP" on page 58, a new provision is added as follows:

          PORTFOLIO BROKERAGE. When placing orders for the Group's securities transactions, BB&T or a Fund's respective sub-adviser will use its judgment to obtain best price and execution. The full range and quality of brokerage services available are considered in making these determinations. BB&T or a Fund's respective sub-adviser may use a qualified affiliated broker or dealer of BB&T to execute the Group's transactions when it reasonably believes that commissions (or prices) charged and transaction quality will be at least comparable to those available from other qualified brokers or dealers.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE
REFERENCE.